THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
Lincoln InvestmentSolutionsSM RIA

Supplement dated August 9, 2024 to the
Summary Prospectus for New Investors dated May 1, 2024

This supplement to the summary prospectus for your individual variable annuity contract describes revisions that apply to i4LIFE® Advantage Select Guaranteed Income Benefit riders elected on and after August 19, 2024. All other provisions in your prospectus remain unchanged. The changes discussed in this supplement do not impact existing Contractowners.
OVERVIEW

The i4LIFE® Advantage Select Guaranteed Income Benefit rider will re-open on August 19, 2024 and will be available to new Contractowners at the time the Contract is issued, and to existing Contractowners who transition from a prior Living Benefit Rider. This version of i4LIFE® Advantage Select Guaranteed Income Benefit is different from previous versions of the rider in the following ways:
•	a higher current annual charge;
•	a change in the Access Period requirements;
•	a lower Guaranteed Income Benefit step-up percentage;
•	a higher AIR for transitions to Select Guaranteed Income Benefit; and
•	higher Select Guaranteed Income Benefit percentages.
DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Fee Tables – Annual Contract Expenses. The following entry is added to the Annual Contract Expenses Table under Optional Benefit Expenses:

	Single Life	Joint Life
i4LIFE® Advantage Select Guaranteed Income Benefit riders elected on and after August 19, 2024 ……………………………………………………….
Guaranteed Maximum Annual Charge ………………………………………	2.75%	2.75%
* These charges are added to the i4LIFE® Advantage charge to comprise the total charges. The current charge for new elections of this rider is disclosed in a Rate sheet and may increase periodically to the rate listed upon the next automatic step-up of the Guaranteed Income Benefit.

Benefits Available Under the Contract. A new line item for i4LIFE® Advantage Select Guaranteed Income Benefit elections on and after August 19, 2024 is added to the Benefits Available Under the Contract – Optional Benefits Available for Election table:

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
i4LIFE® Advantage Select Guaranteed Income Benefit elections on and after August 19, 2024	Provides a minimum payout floor for Regular Income Payments under i4LIFE® Advantage.	2.75% Single and Joint Life Options
• Investment Requirements apply.
• Withdrawals could significantly reduce or terminate the benefit.
• Restrictions apply to the length of the Access Period.
• Additional Purchase Payments may be limited.

Appendix B – Investment Requirements. The following section outlines the Investment Requirements that apply to elections of i4LIFE® Advantage Select Guaranteed Income Benefit on and after August 19, 2024, including transitions to i4LIFE® Advantage Select Guaranteed Income Benefit from another Living Benefit Rider that was elected on and after August 19, 2024. See i4LIFE® Advantage Guaranteed Income Benefit Transitions and Appendix B in your prospectus for complete details.

Under the current Investment Requirements, you must allocate your Contract Value as follows:

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Mortgage Fund
American Funds The Bond Fund of America
American Funds U.S. Government Securities Fund
LVIP American Century Inflation Protection Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP JPMorgan Core Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP Macquarie Diversified Income Fund
LVIP Macquarie Limited-Term Diversified Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

American Funds Asset Allocation Fund
American Funds Capital Income Builder®
American Funds Capital World Growth and Income Fund
American Funds Global Balanced Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Trust
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Washington Mutual Investors Fund
ClearBridge Variable Large Cap Growth Portfolio
Fidelity® VIP Balanced Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
First Trust Capital Strength Portfolio
First Trust Growth Strength Portfolio
First Trust International Developed Capital Strength Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Multi-Asset Variable Conservative Growth Fund
Invesco V.I. EQV International Equity Fund
Lincoln Hedged S&P 500 Conservative Fund
Lincoln Hedged S&P 500 Fund
Lincoln Opportunistic Hedged Equity Fund
LVIP American Balanced Allocation Fund
LVIP American Century Balanced Fund
LVIP American Century Capital Appreciation Fund
LVIP American Century Disciplined Core Value Fund
LVIP American Century International Fund
LVIP American Century Large Company Value Fund
LVIP American Century Mid Cap Value Fund
LVIP American Century Ultra Fund
LVIP American Century Value Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP BlackRock Global Allocation Fund
LVIP Channing Small Cap Value Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Mid Cap Value Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Small Cap Core Fund
LVIP JPMorgan U.S. Equity Fund
LVIP Macquarie High Yield Fund
LVIP Macquarie Wealth Builder Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive Allocation Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
Macquarie VIP High Income Series
Macquarie VIP Mid Cap Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
Putnam VT Large Cap Value Fund
Putnam VT Sustainable Future Fund
Putnam VT Sustainable Leaders Fund
TOPS® Balanced ETF Portfolio
TOPS® Moderate Growth ETF Portfolio

The fixed account is only available for dollar cost averaging.

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions.  Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Global Balanced Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Mortgage Fund
American Funds The Bond Fund of America
American Funds U.S. Government Securities Fund
Fidelity® VIP Balanced Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Franklin Multi-Asset Variable Conservative Growth Fund
Lincoln Hedged S&P 500 Fund
Lincoln Hedged S&P 500 Conservative Fund
Lincoln Opportunistic Hedged Equity Fund
LVIP American Balanced Allocation Fund
LVIP American Century Balanced Fund
LVIP American Century Inflation Protection Fund
LVIP American Income Allocation Fund
LVIP BlackRock Global Allocation Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Retirement Income Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP Macquarie Diversified Income Fund
LVIP Macquarie Limited-Term Diversified Income Fund
LVIP Macquarie Wealth Builder Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive Allocation Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
TOPS® Balanced ETF Portfolio
TOPS® Moderate Growth ETF Portfolio

The fixed account is not available.

Additionally, Contract Value or i4LIFE® Advantage Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value or i4LIFE® Advantage Account Value can be allocated to one of the following models, if available: Active Passive Global Allocation Model, Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, First Trust Defensive Equity Strength Model, Multi-Manager Domestic Growth Allocation Model or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value or i4LIFE® Advantage Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Please keep this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

Lincoln InvestmentSolutionsSM RIA

Supplement dated August 9, 2024 to the
Summary Prospectus for New Investors dated May 1, 2024

This supplement to the summary prospectus for your individual variable annuity contract describes Lincoln ProtectedPay® and Estate LockSM, a combination Living Benefit and Death Benefit rider, available for purchase beginning August 19, 2024 (subject to state availability and broker dealer approval).

OVERVIEW

Lincoln ProtectedPay® and Estate LockSM is an optional combination Living Benefit Rider and Death Benefit rider. These riders are designed to work in conjunction with each other and may not be purchased separately. The rider provides:
•	Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount which is based upon a Protected Income Base;
•	An Enhancement amount added to the Protected Income Base if certain criteria are met;
•	Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after the Enhancement; and
•	Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up); and
•	a Death Benefit payable to the Beneficiary of your Contract upon the death of the Annuitant.
Lincoln ProtectedPay® and Estate LockSM may be elected only at the time the Contract is issued (subject to state approval) and only if the Contractowner/Annuitant is 35 to 75 years of age at the time the contract is issued. The initial Purchase Payment must be at least $25,000. Rider elections are subject to Home Office approval if Purchase Payments total $2 million or more. You may not voluntarily terminate the Lincoln ProtectedPay® and Estate LockSM rider.

The Living Benefit portion of the rider provides flexible investment and income choices to meet your individual needs by offering two options:
•	Lincoln ProtectedPay Select Core® and Estate LockSM,
•	Lincoln ProtectedPay Secure Core® and Estate LockSM.

If you purchase a Lincoln ProtectedPay® and Estate LockSM, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. The Lincoln ProtectedPay Select Core® and Estate LockSM option has less restrictive Investment Requirements than the Lincoln ProtectedPay Secure Core® and Estate LockSM option.

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Special Terms – The following term is added to the Special Terms section:

Fee Basis Amount – Under the Lincoln ProtectedPay® and Estate LockSM rider, a value multiplied by the quarterly protected lifetime income fee rate to calculate the amount of the quarterly protected lifetime income charge.

Important Information About Your Contract – The Lowest and Highest Annual Cost Table in the Ongoing Fees and Expenses section is revised as follows:

Lowest Annual Cost: $906	Highest Annual Cost: $8,410

Fee Tables – Annual Contract Expenses. The following entries are added to the Annual Contract Expenses Table under Optional Benefit Expenses:

Estate LockSM Death Benefit*
Guaranteed Maximum Annual Charge …………………………….	1.60%

Lincoln ProtectedPay® with Estate LockSM**
Guaranteed Maximum Annual Charge ………………………………	2.75%
 * As an annualized percentage of the sum of all Purchase Payments portion of the death benefit amount at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. The current death benefit charge will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement.  See the Charges and Other Deductions section for a discussion of how the charge is calculated.
**As an annualized percentage of the Fee Basis Amount, as increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals as discussed below. This charge is deducted from the Contract Value on a quarterly basis. The current rider charge rate will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement.

Fee Tables – Examples.  The following Example is added to your prospectus.

The following Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual fund fees and expenses. The Examples do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the guaranteed maximum charges for Lincoln ProtectedPay® and Estate LockSM are in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1)	If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$8,430	$25,336	$42,245	$84,101

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$8,430	$25,336	$42,245	$84,101

Benefits Available Under the Contract. The following entry is added to the Benefits Available Under the Contract table under Optional Benefits – Available for Election.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Estate LockSM Death Benefit	Works in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider to provide a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, as adjusted for Excess Withdrawals	1.60%
• Available only at issue, and only in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider.
• Available only if 35 to 75 years of age at the time of issuance.
• Joint life option is not available.
• Excess Withdrawals could significantly reduce or terminate the benefit.
• Additional Purchase Payments may be limited

Lincoln ProtectedPay® and Estate LockSM
Provides:
• A combination Death Benefit and Living Benefit Rider.
• Varying income options.
• Guaranteed lifetime periodic withdrawals.
• An Enhancement to the Protected Income Base.
• Account Value Step-ups of the Protected Income Base.
• Age-based increases to the Protected Annual Income amount.
		2.75% (as a percentage of the Fee Amount Basis)
• Available only at issue, and only in conjunction with the Estate LockSM Death Benefit.
• Investment Requirements apply.
• Excess Withdrawals could significantly reduce or terminate the benefit.
• Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.
• Subject to a $10 million maximum Protected Income Base across all Living Benefit Riders.
• Purchase Payments and step-ups may increase fee rate.
• Additional Purchase Payments may be limited.

Appendix B – Investment Requirements. The following section is added to Appendix B and outlines the Investment Requirements that apply to purchasers of Lincoln ProtectedPay® and Estate LockSM.

Under the current Investment Requirements for Lincoln ProtectedPay Secure Core® and Estate LockSM, you must allocate your Contract Value as follows:

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
American Funds Mortgage Fund
American Funds The Bond Fund of America
American Funds U.S. Government Securities Fund
LVIP American Century Inflation Protection Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP JPMorgan Core Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP Macquarie Diversified Income Fund
LVIP Macquarie Limited-Term Diversified Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Growth Fund
American Funds Managed Risk Growth-Income Fund
American Funds Managed Risk International Fund
American Funds Managed Risk Washington Mutual Investors Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
No subaccounts at this time.

The fixed account is only available for dollar cost averaging.

As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions.  Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Managed Risk Asset Allocation Fund	LVIP Macquarie Diversified Income Fund
American Funds Mortgage Fund	LVIP Macquarie Limited-Term Diversified Income Fund
American Funds The Bond Fund of America	LVIP PIMCO Low Duration Bond Fund
American Funds U.S. Government Securities Fund	LVIP SSGA Bond Index Fund
LVIP American Century Inflation Protection Fund	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP SSGA Short-Term Bond Index Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund	LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund	LVIP Vanguard Bond Allocation Fund
LVIP Global Moderate Allocation Managed Risk Fund	LVIP Western Asset Core Bond Fund
LVIP JPMorgan Core Bond Fund	LVIP Macquarie Diversified Income Fund
LVIP Macquarie Diversified Floating Rate Fund	LVIP Macquarie Limited-Term Diversified Income Fund

Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your financial professional. If so, currently 100% of the Contract Value can be allocated to one of the following models: 80/20 Global Allocation Managed Volatility Model, 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Under the current Investment Requirements for Lincoln ProtectedPay Select Core® and Estate LockSM, you must allocate your Contract Value as follows:

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Mortgage Fund
American Funds The Bond Fund of America
American Funds U.S. Government Securities Fund
LVIP American Century Inflation Protection Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP JPMorgan Core Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP Macquarie Diversified Income Fund
LVIP Macquarie Limited-Term Diversified Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

American Funds Asset Allocation Fund
American Funds Capital Income Builder®
American Funds Capital World Growth and Income Fund
American Funds Global Balanced Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Trust
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Washington Mutual Investors Fund
ClearBridge Variable Large Cap Growth Portfolio
Fidelity® VIP Balanced Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
First Trust Capital Strength Portfolio
First Trust Growth Strength Portfolio
First Trust International Developed Capital Strength Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Multi-Asset Variable Conservative Growth Fund
Invesco V.I. EQV International Equity Fund
Lincoln Hedged S&P 500 Conservative Fund
Lincoln Hedged S&P 500 Fund
Lincoln Opportunistic Hedged Equity Fund
LVIP American Balanced Allocation Fund
LVIP American Century Balanced Fund
LVIP American Century Capital Appreciation Fund
LVIP American Century Disciplined Core Value Fund
LVIP American Century International Fund
LVIP American Century Large Company Value Fund
LVIP American Century Mid Cap Value Fund
LVIP American Century Ultra Fund
LVIP American Century Value Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP BlackRock Global Allocation Fund
LVIP Channing Small Cap Value Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Mid Cap Value Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Small Cap Core Fund
LVIP JPMorgan U.S. Equity Fund
LVIP Macquarie High Yield Fund
LVIP Macquarie Wealth Builder Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive Allocation Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
Macquarie VIP High Income Series
Macquarie VIP Mid Cap Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
Putnam VT Large Cap Value Fund
Putnam VT Sustainable Future Fund
Putnam VT Sustainable Leaders Funds
TOPS® Balanced ETF Portfolio
TOPS® Moderate Growth ETF Portfolio

The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions.  Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Global Balanced Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Mortgage Fund
American Funds The Bond Fund of America
American Funds U.S. Government Securities Fund
Fidelity® VIP Balanced Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Franklin Multi-Asset Variable Conservative Growth Fund
Lincoln Hedged S&P 500 Fund
Lincoln Hedged S&P 500 Conservative Fund
Lincoln Opportunistic Hedged Equity Fund
LVIP American Balanced Allocation Fund
LVIP American Century Balanced Fund
LVIP American Century Inflation Protection Fund
LVIP American Income Allocation Fund
LVIP BlackRock Global Allocation Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Retirement Income Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP Macquarie Diversified Income Fund
LVIP Macquarie Limited-Term Diversified Income Fund
LVIP Macquarie Wealth Builder Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive Allocation Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
TOPS® Balanced ETF Portfolio
TOPS® Moderate Growth ETF Portfolio

The fixed account is not available.

Additionally, Contract Value or i4LIFE® Advantage Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value or i4LIFE® Advantage Account Value can be allocated to one of the following models, if available: Active Passive Global Allocation Model, Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, First Trust Defensive Equity Strength Model, Multi-Manager Domestic Growth Allocation Model or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value or i4LIFE® Advantage Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Please keep this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

Lincoln InvestmentSolutionsSM RIA

Supplement dated August 9, 2024 to the
Summary Prospectus for New Investors dated May 1, 2024

This Supplement to the summary prospectus for your individual annuity contract outlines important revisions that become effective on and after August 19, 2024. These revisions are related to:

a.)	Limits to maximum Purchase Payments;
b.)	Appendix A – Funds Available Under The Contract; and
c.)	Appendix B – Investment Requirements.

All other provisions outlined in your prospectus, as supplemented, remain unchanged.

Purchase Payments – Investing in the Contract: Beginning September 16, 2024, the following rules will apply to maximum Purchase Payments:

Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Level Advantage® and Lincoln Level Advantage 2SM contracts) for the same Contractowner, joint owner, and/or Annuitant.

The following line item will be added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital growth.	LVIP American Century Ultra Fund – Standard Class advised by Lincoln Financial Investments Corporation	0.65%[1]	N/A	N/A	N/A
1This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

Effective on or about August 12, 2024, the LVIP American Century Ultra Fund (Standard Class II) will no longer be available as an investment option under your Contract. Any investments in this fund will be transferred to the LVIP American Century Ultra Fund (Standard Class) on or about this date. Once this transfer occurs, any future allocations that you previously designated to the LVIP American Century Ultra Fund (Standard Class II) will be allocated to the LVIP American Century Ultra Fund (Standard Class). You will need to provide us with allocation instructions if you wish to make a change from this investment.

Appendix A – Funds Available Under the Contract: The Invesco V.I. Equally-Weighted S&P 500 Fund will no longer be available as an investment option in contracts issued on or after August 19, 2024. On August 23, 2024, the LVIP Wellington Capital Growth Fund will be reorganized into the LVIP American Century Ultra® Fund and will no longer be available as a fund option.

Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective for August 19, 2024 and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your Contract may not offer every rider impacted by these requirements.

The following changes apply to Investment Requirements for other Living Benefit Riders. The Lincoln Hedged S&P 500 Conservative Fund, Lincoln Hedged S&P 500 Fund and Lincoln Opportunistic Hedged Equity Fund will be added to the list of funds in Group 2 and to the list of funds among which you may allocate 100% of your Contract Value or Account Value.

Please retain this Supplement for future reference.